COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES
NOTE 16 – COMMITMENTS AND CONTINGENCIES

Commitments

As of December 31, 2017, commitments outstanding for operating lease approximated $1.3 million.

As of December 31, 2017, commitments outstanding for the purchase of property, plant and equipment approximated $12.9 million.

As of December 31, 2017, commitments outstanding for the purchase of plasma in 2018 approximated $8.7 million.